EMPLOYEE BENEFIT LIABILITIES - Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	$ 438	$ 442	$ 447
Past service cost	0	0	48
Interest cost on benefit obligation	178	191	154
Net benefit cost	616	633	649
Actuarial loss / (gain) – experience	79	(195)	(263)
Actuarial (gain) / loss – demographic assumption	0	(89)	74
Actuarial loss / (gain) – financial assumption	311	(1,601)	(543)
Actuarial gain in other comprehensive income	390	(1,885)	(732)
Defined benefit obligation at January 1	7,011	8,896	9,854
Current service cost	438	442	447
Past service cost	0	0	48
Interest cost on benefit obligation	178	191	154
Benefits paid directly by our Company	(733)	(701)	(653)
Exchange differences	14	68	(222)
Defined benefit obligation at December 31	$ 7,298	$ 7,011	$ 8,896